SEGMENT INFORMATION (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 14. SEGMENT INFORMATION

The tables below present segment information for the periods identified and provide reconciliations of segment information to total consolidated information (in thousands).

Three Months Ended September 30, 2013	Corporate	USA	Brazil	Consolidated
Revenues	$-	$3,065	$5,660	$8,725
Cost of goods sold	-	2,332	5,623	7,955
Gross profit	-	733	37	770
Depreciation and amortization (in selling, general and administrative)	(6)	(119)	(177)	(302)
Other operating expense	(1,292)	(622)	(1,218)	(3,132)
Loss from operations	$(1,298)	$(8)	$(1,358)	$(2,664)

Net loss attributable to RiceBran Technologies shareholders	$(1,433)	$(8)	$(630)	$(2,071)
Interest expense	666	-	418	1,084
Depreciation (in cost of goods sold)	-	207	468	675
Purchases of property	6	19	1,026	1,051

Nine Months Ended September 30, 2013	Corporate	USA	Brazil	Consolidated
Revenues	$-	$9,099	$17,723	$26,822
Cost of goods sold	-	6,895	16,913	23,808
Gross profit	-	2,204	810	3,014
Depreciation and amortization (in selling, general and administrative)	(17)	(358)	(576)	(951)
Other operating expense	(3,627)	(1,743)	(3,404)	(8,774)
Loss from operations	$(3,644)	$103	$(3,170)	$(6,711)

Net income (loss) attributable to RiceBran Technologies shareholders	$(8,255)	$103	$(1,699)	$(9,851)
Interest expense	1,541	-	1,338	2,879
Depreciation (in cost of goods sold)	-	665	1,359	2,024
Purchases of property	12	147	2,142	2,301

Three Months Ended September 30, 2012	Corporate	USA	Brazil	Consolidated
Revenues	$-	$3,065	$6,284	$9,349
Cost of goods sold	-	2,184	5,289	7,473
Gross profit	-	881	995	1,876
Depreciation and amortization (in selling, general and administrative)	(175)	(145)	(201)	(521)
Intersegment fees	57	-	(57)	-
Impairment of property	-	-	-	-
Other operating expense	(836)	(662)	(1,211)	(2,709)
Loss from operations	$(954)	$74	$(474)	$(1,354)

Net income (loss) attributable to RiceBran Technologies shareholders	$(220)	$73	$(221)	$(368)
Interest expense	173	-	325	498
Depreciation (in cost of goods sold)	-	179	399	578
Purchases of property	-	6	2,025	2,031

Nine Months Ended September 30, 2012	Corporate	USA	Brazil	Consolidated
Revenues	$-	$9,629	$19,177	$28,806
Cost of goods sold	-	6,737	16,689	23,426
Gross profit	-	2,892	2,488	5,380
Depreciation and amortization (in selling, general and administrative)	(246)	(784)	(661)	(1,691)
Intersegment fees	169	-	(169)	-
Impairment of property	-	(1,069)	-	(1,069)
Other operating expense	(3,559)	(1,959)	(3,711)	(9,229)
Loss from operations	$(3,636)	$(920)	$(2,053)	$(6,609)

Net loss attributable to RiceBran Technologies shareholders	$(7,229)	$(937)	$(1,232)	$(9,398)
Interest expense	494	17	792	1,303
Depreciation (in cost of goods sold)	-	714	1,218	1,932
Purchases of property	-	72	5,752	5,824

The tables below present segment information for selected balance sheet accounts (in thousands).

	Corporate	USA	Brazil	Consolidated
As of September 30, 2013
Inventories	$-	$885	$675	$1,560
Property, net	59	7,442	18,319	25,820
Goodwill	-	-	4,331	4,331
Intangible assets, net	-	836	854	1,690
Total assets	3,328	10,122	28,376	41,826

As of December 31, 2012
Inventories	-	764	1,230	1,994
Property, net	36	8,731	19,690	28,457
Goodwill	-	-	4,773	4,773
Intangible assets, net	-	1,133	1,442	2,575
Total assets	3,201	11,609	32,196	47,006

All changes in goodwill between December 31, 2012 and September 30, 2013, relate to foreign currency translation. Corporate segment total assets include cash, restricted cash, property and other assets.

The following table presents revenue by geographic area for the three and nine months ended September 30, 2013 and 2012 (in thousands).

	Three Months		Nine Months
	2013	2012	2013	2012
United States	$3,052	$2,685	$9,714	$8,501
Brazil	4,048	4,626	13,845	14,397
Other international	1,625	2,038	3,263	5,908
Total revenues	$8,725	$9,349	$26,822	$28,806

NOTE 18. SEGMENT INFORMATION

We have three reportable business segments: (i) Corporate; (ii) USA, which manufactures and distributes SRB in various granulations along with other products derived from rice bran via proprietary and patented enzyme treatment processes; and (iii) Brazil, which extracts crude RBO and DRB from rice bran, which are then further processed into a number of valuable human food and animal nutrition products. The Corporate segment includes selling, general and administrative expenses including public company expenses, litigation, and other expenses not directly attributable to other segments. No Corporate allocations are made to the other segments. General corporate interest is not allocated.

The table below presents segment information for the years identified and provides a reconciliation of segment information to total consolidated information (in thousands).

	2012
	Corporate	USA	Brazil	Consolidated

Revenues	$-	$12,633	$25,090	$37,723
Cost of goods sold	-	8,946	22,705	31,651
Gross profit	-	3,687	2,385	6,072
Intersegment fees	347	-	(347)	-
Depreciation and amortization (in selling, general and administrative)	(197)	(1,006)	(859)	(2,062)
Impairment of property	-	(1,069)	-	(1,069)
Other operating expenses	(4,768)	(2,364)	(4,496)	(11,628)
Loss from operations	$(4,618)	$(752)	$(3,317)	$(8,687)

Net loss attributable to RiceBran Technologies shareholders	$(7,046)	$(770)	$(1,693)	$(9,509)
Interest expense	(743)	(17)	(1,166)	(1,926)
Depreciation (in cost of goods sold)	-	(899)	(1,651)	(2,550)
Purchases of property	1	150	6,331	6,482
Property, net, end of period	36	8,731	19,690	28,457
Goodwill, end of period	-	-	4,773	4,773
Intangible assets, net, end of period	-	1,133	1,442	2,575
Total assets, end of period	3,201	11,609	32,196	47,006

	2011
	Corporate	USA	Brazil	Consolidated

Revenues	$-	$10,700	$26,257	$36,957
Cost of goods sold	-	7,566	21,820	29,386
Gross profit	-	3,134	4,437	7,571
Intersegment fees	(439)	-	439	-
Depreciation and amortization (in selling, general and administrative)	(119)	(1,306)	(1,226)	(2,651)
Impairment of intangibles and property	(240)	(1,352)	-	(1,592)
Recoveries from former customers	-	1,800	-	1,800
Other operating expenses	(5,556)	(3,728)	(5,428)	(14,712)
Loss from operations	$(6,354)	$(1,452)	$(1,778)	$(9,584)

Net loss attributable to RiceBran Technologies shareholders	$(6,875)	$(1,631)	$(1,593)	$(10,099)
Interest expense	(619)	(180)	(964)	(1,763)
Depreciation (in cost of goods sold)	-	(993)	(1,336)	(2,329)
Purchases of property	-	98	6,769	6,867
Property, net, end of period	263	11,899	15,833	27,995
Goodwill, end of period	-	-	5,240	5,240
Intangible assets, net, end of period	-	1,612	2,316	3,928
Total assets, end of period	4,672	14,219	33,341	52,232

All changes in goodwill between December 31, 2012 and December 31, 2011, relate to foreign currency translation.

The following table presents revenues data by geographic area (in thousands):

	2012	2011

United States	$16,177	$9,178
Brazil	18,266	19,141
Other international	3,280	8,638
Total revenues	$37,723	$36,957